Expense Example, No Redemption - Class C	Delaware Tax-Free California Fund Expense Example, No Redemption, 1 Year	Delaware Tax-Free California Fund Expense Example, No Redemption, 3 Years	Delaware Tax-Free California Fund Expense Example, No Redemption, 5 Years	Delaware Tax-Free California Fund Expense Example, No Redemption, 10 Years	Delaware Tax-Free Idaho Fund Expense Example, No Redemption, 1 Year	Delaware Tax-Free Idaho Fund Expense Example, No Redemption, 3 Years	Delaware Tax-Free Idaho Fund Expense Example, No Redemption, 5 Years	Delaware Tax-Free Idaho Fund Expense Example, No Redemption, 10 Years	Delaware Tax-Free New York Fund Expense Example, No Redemption, 1 Year	Delaware Tax-Free New York Fund Expense Example, No Redemption, 3 Years	Delaware Tax-Free New York Fund Expense Example, No Redemption, 5 Years	Delaware Tax-Free New York Fund Expense Example, No Redemption, 10 Years	Delaware Minnesota High-Yield Municipal Bond Fund Expense Example, No Redemption, 1 Year	Delaware Minnesota High-Yield Municipal Bond Fund Expense Example, No Redemption, 3 Years	Delaware Minnesota High-Yield Municipal Bond Fund Expense Example, No Redemption, 5 Years	Delaware Minnesota High-Yield Municipal Bond Fund Expense Example, No Redemption, 10 Years	Delaware National High-Yield Municipal Bond Fund Expense Example, No Redemption, 1 Year	Delaware National High-Yield Municipal Bond Fund Expense Example, No Redemption, 3 Years	Delaware National High-Yield Municipal Bond Fund Expense Example, No Redemption, 5 Years	Delaware National High-Yield Municipal Bond Fund Expense Example, No Redemption, 10 Years
USD ($)	160	538	941	2,067	164	540	940	2,061	158	527	922	2,026	166	533	925	2,023	163	511	884	1,930